CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Shares	Accumulated Other Comprehensive (Loss) / Income	Accumulated Deficit	Non-controlling Interests	Forward Contracts	Total
Balance at Dec. 31, 2019	$ 14	$ 262,888		$ (1,444)	$ (217,888)	$ 54	$ 15,769	$ 31,881
Balance (in shares) at Dec. 31, 2019	187,214,651
Treasury Shares, Value, Beginning Balance at Dec. 31, 2019			$ (27,512)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	4,202,000
Issuance of ordinary shares upon conversion of convertible promissory notes	$ 3	15,766						15,769
Issuance of ordinary shares upon conversion of convertible promissory notes (in shares)	37,545,158
Forward contracts							$ (15,769)	(15,769)
Share-based compensation		3,606						3,606
Repurchase of ordinary shares			(2,695)					(2,695)
Repurchase of ordinary shares (in shares)	(4,923,198)
Net income / (loss)					13,317	29		13,346
Foreign currency translation adjustment, net of nil income taxes				3,239				3,239
Balance at Dec. 31, 2020	$ 17	282,260		1,795	(204,571)	83		49,377
Balance (in shares) at Dec. 31, 2020	224,038,611
Treasury Shares, Value, Ending Balance at Dec. 31, 2020			(30,207)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares			898		(630)			268
Issuance of shares (in shares)	346,570
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,695,200
Share-based compensation		1,382						1,382
Net income / (loss)					13,129	325		13,454
Acquisition of non-controlling interests		(1,260)				(284)		(1,544)
Foreign currency translation adjustment, net of nil income taxes				942				942
Balance at Dec. 31, 2021	$ 17	282,382		2,737	(192,072)	124		63,879
Balance (in shares) at Dec. 31, 2021	226,080,381
Treasury Shares, Value, Ending Balance at Dec. 31, 2021			(29,309)					29,309
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	212,000
Exercise of options and employee transactions			694		(694)
Exercise of options and employee transactions (in shares)	277,000
Share-based compensation		340						340
Net income / (loss)					(56,582)			(56,582)
Disposal of subsidiaries with non-controlling interests					124	$ (124)
Foreign currency translation adjustment, net of nil income taxes				(3,761)				(3,761)
Balance at Dec. 31, 2022	$ 17	$ 282,722		$ (1,024)	$ (249,224)			3,876
Balance (in shares) at Dec. 31, 2022	226,569,381
Treasury Shares, Value, Ending Balance at Dec. 31, 2022			$ (28,615)					$ 28,615